Parent company accounts - Cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Reconciliation of profit before tax to net cash flows from operating activities:
Profit before tax		£ 9,139		£ 8,108		£ 6,557
Adjustment for non-cash items:
Other non-cash items		6,187		2,384		10,729
Net cash from operating activities		18,739		7,113		(927)
Cash flows from (used in) investing activities [abstract]
Net cash from investing activities		1,595		(17,886)		(23,414)
Cash flows from (used in) financing activities [abstract]
Issue of shares and other equity instruments		3,869		1,684		3,251
Issuance of debt securities	[1]	11,326		12,144		9,836
Redemption of debt securities	[1]	(5,459)		(7,143)		(6,252)
Issuance of subordinated liabilities		1,772		1,870		1,523
Redemption of subordinated liabilities		(727)		(476)		(2,239)
Repurchase of shares		(5,644)		(4,525)		(4,750)
Net cash from financing activities		2,256		784		(1,389)
Net increase/(decrease) in cash and cash equivalents		20,852		(12,396)		(30,783)
Cash and cash equivalents at beginning of year		235,611		248,007		278,790
Cash and cash equivalents at end of year		256,463		235,611		248,007
Barclays PLC
Reconciliation of profit before tax to net cash flows from operating activities:
Profit before tax		4,550		3,991		3,685
Adjustment for non-cash items:
Other non-cash items		285		107		(627)
Changes in operating assets and liabilities		(50)		(85)		17
Net cash from operating activities		4,785		4,013		3,075
Cash flows from (used in) investing activities [abstract]
Net increase in loans and advances to subsidiaries of the parent	[2]	(4,874)		(8,008)		(2,587)
Capital contribution to and investment in subsidiary		(676)		1,214		83
Net cash from investing activities		(5,550)		(6,794)		(2,504)
Cash flows from (used in) financing activities [abstract]
Issue of shares and other equity instruments		3,856		1,660		3,251
Redemption of other equity instruments		(3,146)		(2,765)		(3,181)
Issuance of debt securities	[3],[4]	12,371		13,420		9,836
Redemption of debt securities	[3],[4]	(7,001)		(5,415)		(6,251)
Issuance of subordinated liabilities	[3]	0		0		1,180
Redemption of subordinated liabilities	[3]	(615)		(339)		(1,944)
Repurchase of shares		(2,241)		(1,760)		(1,257)
Dividends paid		(1,213)		(1,221)		(1,210)
Coupons paid on other equity instruments		(997)		(991)		(985)
Net cash from financing activities		1,014		2,589		(561)
Net increase/(decrease) in cash and cash equivalents		249		(192)		10
Cash and cash equivalents at beginning of year		294	[5]	486	[5]	476
Cash and cash equivalents at end of year	[5]	£ 543		£ 294		£ 486

[1]	Issuance of debt securities and redemption of debt securities included in financing activities relate to instruments that qualify as eligible liabilities and satisfy regulatory requirements for MREL instruments that came into effect during 2019.  Refer to Note 1, paragraph 4(v), for further details.

[2]	Includes financial assets at fair value through the income statement.
[3]	In 2024, ‘net increase in debt securities in issue’ were presented as a net inflow of £8,005m (2023:£3,585m) and ‘proceeds of borrowings and issuance of subordinated liabilities’ as a net outflow of £339m (2023: £1,944m). In 2025 these transactions are presented on a gross basis.

[4]	Includes financial liabilities designated at fair value
[5]	Cash equivalents comprise loans and advances to banks with original maturity of three months or less, contained within loans and advances to subsidiaries.